STATE STREET RESEARCH

                              ---------------------
                              STRATEGIC INCOME FUND
                              ---------------------



                           SEMIANNUAL REPORT

                           October 31, 1998


                       ---------------------
                           WHAT'S INSIDE
                       ---------------------




                           Investment Update

                           About the Fund,
                           economy and markets


                           Fund Information

                           Facts and figures


                           Plus, Complete Portfolio Holdings
                           and Financial Statements


[DALBAR LOGO]

  For Excellence
        in
Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

[bullet] The economy continued positive during the past six months. Personal income rose, and unemployment remained at a low 4.5%. Inflation remained in check at 1.5%.
[bullet] Consumer confidence has trended downward, and the savings rate has fallen to zero, both indications that the U.S. economy is likely to slow in the months ahead.
[bullet] The Federal Reserve Board cut short-term interest rates by one-quarter percent late in September, then surprised most investors with another one-quarter percent cut in October.

The Markets

[bullet] After sliding nearly 1500 points late in the summer, the Dow Jones
         Industrial Average bounced back strongly on the heels of the Fed's back-to-back interest rate cuts.
[bullet] The bond market produced mixed results. High-quality U.S. Treasury bonds were strong performers. The yield on the benchmark 30-year Treasury fell, then pushed back up over 5.0% at the quarter's end. Investors sold high-yield bonds on fears of an economic slowdown.


THE FUND

Over the Past Six Months

[bullet] For the six months ended October 31, 1998, Strategic Income Fund Class
         A shares lost 1.87% [does not reflect sales charge).(2) During a turbulent period in the financial markets, the Fund held up much better than the average multi-sector fund, which lost 5.09%, according to Lipper Analytical Services. However, the Fund underperformed the Lehman Brothers Aggregate Bond Index, which returned 5.55% for the same period.(1)

[bullet] The Fund's investment in high-yield bonds hurt performance. The yield spread between high-grade and high-yield bonds widened from about 3% at the beginning of the period to almost 7% at the end of the period.

[bullet] The Fund benefited from avoiding emerging markets, which lost substantial ground during the period.

Current Strategy

[bullet] We increased the Fund's holdings in investment-grade bonds. [bullet] We cut back on the Fund's investment in high-yield, lower quality bonds.
[bullet] We have positioned the Fund's investments to anticipate a slower economy with declining interest rates.

October 31, 1998

(1)The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed-rate debt issues, including U.S. treasury, agency, and corporate bond issues, and mortgage-backed securities. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.


(2)-2.10% for Class B shares; -2.11% for Class C shares; -1.75% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4)Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 1998, except where noted)
--------------------------------------------------------------------------------
Average Annual Total Return
for periods ended 9/30/98
(at maximum applicable sales charge)(3,4)


==========================================
              Life of Fund
             (since 8/30/96)      1 Year
------------------------------------------
Class A           6.59%            0.07%
----------------------------------------
Class B           6.72%           -0.86%
----------------------------------------
Class C           8.04%            2.93%
----------------------------------------
Class S           9.23%            5.04%
==========================================

Average Annual Total Return
(at maximum applicable sales charge)(3,4)


======================================
          Life of Fund
         (since 8/30/96)       1 Year
--------------------------------------
Class A       5.58%           -2.03%
--------------------------------------
Class B       5.74%           -2.80%
--------------------------------------
Class C       7.00%            0.91%
--------------------------------------
Class S       8.11%            2.84%
======================================

Yield
================
Class A     6.37%
----------------
Class B     5.92%
----------------
Class C     5.93%
----------------
Class S     6.92%
================

Yield is based on the net investment income produced for the 30 days ended October 31, 1998.



Asset Allocation
(by percentage of net assets)

[PIE CHART]

High-Yield Corporate 44%
Cash 1%
Equities 2%
Finance/Mortgage 6%
International 15%
U.S. Government 32%

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
October 31, 1998 (Unaudited)




---------------------------------------------------------------------------------------------
                                               Principal       Maturity                Value
                                                 Amount          Date                 (Note 1)
---------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 96.5%
U.S. Treasury 18.6%
U.S. Treasury Bond, 11.625% .............      $1,125,000     11/15/2004          $ 1,539,495
U.S. Treasury Bond, 12.00% ..............         950,000      8/15/2013            1,466,715
U.S. Treasury Bond, 9.875% ..............         175,000     11/15/2015              265,179
U.S. Treasury Bond, 8.75% ...............       1,025,000      5/15/2017            1,431,638
U.S. Treasury Bond, 8.125% ..............       2,125,000      8/15/2021            2,876,379
U.S. Treasury Bond, 6.875% ..............       2,050,000      8/15/2025            2,482,735
U.S. Treasury Bond, 6.625% ..............       2,125,000      2/15/2027            2,516,128
U.S. Treasury Note TIPS, 3.625% .........         353,563      4/15/2028              353,782
U.S. Treasury Note, 5.625% ..............         925,000     10/31/1999              935,554
U.S. Treasury Note, 6.375% ..............       1,450,000      8/15/2002            1,548,325
U.S. Treasury Note, 6.25% ...............       1,100,000      8/31/2002            1,169,949
U.S. Treasury Note, 5.75% ...............         300,000      4/30/2003              316,923
U.S. Treasury Note, 7.875% ..............         725,000     11/15/2004              852,441
U.S. Treasury STRIPS, 0.00% .............       1,400,000     11/15/2001            1,227,478
U.S. Treasury STRIPS, 0.00% .............       2,750,000      5/15/2007            1,831,388
                                                                                  -----------
                                                                                   20,814,109
                                                                                  -----------
U.S. Agency Mortgage 12.5%
Federal Home Loan Mortgage
  Corp., 6.00% ..........................         965,370      5/01/2013              969,290
Federal Home Loan Mortgage
  Corp., 6.50% ..........................         375,000     10/15/2019              385,429
Federal National Mortgage
  Association, 8.50% ....................       1,000,000      2/01/2005            1,045,780
Federal National Mortgage
  Association, 6.82% ....................         650,000      8/23/2005              716,014
Federal National Mortgage
  Association, 6.96% ....................         875,000      4/02/2007              973,849
Federal National Mortgage
  Association, 6.00% ....................         400,000      5/15/2008              424,000
Federal National Mortgage
  Association, 9.00% ....................         656,844      5/01/2009              692,557
Federal National Mortgage
  Association, 8.00% ....................         354,469      5/01/2016              370,200
Federal National Mortgage
  Association TBA, 6.50% ................       1,025,000     11/17/2013            1,041,656
Federal National Mortgage
  Association TBA, 6.50% ................       3,025,000     11/12/2028            3,046,742
Federal National Mortgage
  Association TBA, 6.50% ................       1,725,000     11/12/2028            1,703,438
Government National Mortgage
  Association TBA, 7.00% ................         600,000     11/18/2028              613,688
Government National Mortgage
  Association TBA, 7.00% ................       2,000,000     11/18/2028            1,981,248
                                                                                  -----------
                                                                                   13,963,891
                                                                                  -----------

---------------------------------------------------------------------------------------------
                                               Principal     Maturity                Value
                                                 Amount        Date                 (Note 1)
---------------------------------------------------------------------------------------------
Canadian-Yankee 0.5%
Manitoba Province Canada,
  5.50% .................................        $225,000     10/01/2008          $   224,017
Province of Ontario Deb.,
  5.50% .................................         375,000     10/01/2008              372,690
                                                                                  -----------
                                                                                      596,707
                                                                                  -----------


Foreign Government 14.8%
Republic of Greece,                        Greek Drachma
  8.80% .................................   1,195,000,000      6/19/2007            4,406,449
Government of New Zealand,            New Zealand Dollar
  10.00% ................................       4,150,000      3/15/2002            2,513,322
Government of New Zealand,
  8.00% .................................       4,800,000     11/15/2006            2,967,903
United Kingdom Treasury,                  Pound Sterling
  8.50% .................................       3,295,000     12/07/2005            6,617,806
                                                                                  -----------
                                                                                   16,505,480
                                                                                  -----------


Finance/Mortgage 6.1%
AT&T Universal Card Master
  Trust Series 95-2A, 5.95% .............        $600,000     10/17/2002             608,622
Capital One Bank Sr. Note,
  6.25% .................................         250,000      2/20/2001             250,380
Capital One Bank Sr. Note,
  6.15% .................................         325,000      6/01/2001             323,853
Citibank Credit Card Master
  Trust, 6.55% ..........................         225,000      2/15/2004             233,481
CNA Financial Corp. Note,
  6.50% .................................         400,000      4/15/2005             402,468
Countrywide Funding Corp.
  Note, 6.58% ...........................         575,000      9/21/2001             593,527
ERAC USA Finance Co., Note
  6.75%+ ................................         500,000      5/15/2007             504,900
ERAC USA Finance Co. Note,
  6.625%+ ...............................         150,000      2/15/2005             151,961
Finova Capital Corp. Note,
  6.50% .................................         400,000      7/28/2002             403,384
Florida Windstorm Sr. Sec.
  Note, Series 1997, 6.85%+ .............         175,000      8/25/2007             182,597
Ford Credit Auto owner Trust
  1996A-A3, 6.50% .......................          69,512     11/15/1999              69,555
GMAC Commercial Mortgage
  Security Inc. 98-C1 Cl. A1,
  6.411% ................................         194,562     11/15/2007             194,805
LB Commercial Mortgage Trust
  98C1-A1, 6.33% ........................         167,221     11/18/2004             169,050
MBNA Corp. Sr. Note, 6.12% ..............         425,000      8/13/2001             434,554



The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------




---------------------------------------------------------------------------------------
                                          Principal       Maturity             Value
                                            Amount          Date              (Note 1)
---------------------------------------------------------------------------------------
Finance/Mortgage (cont'd)
MBNA Master Credit Card
  Trust Series 98-JA, 5.25% ........      $  925,000      2/15/2006          $ 922,317
Morgan Stanley Capital Inc.
  98-A1, 6.19% .....................         168,181      1/15/2007            170,332
Prudential Home Mortgage
  Securities Co. Series 93-45
  A-2 PAC, 6.75% ...................         285,934     11/25/2007            287,629
Sears Credit Account Master
  Trust Series 1998-2A, 5.25%.......         475,000     10/16/2008            470,518
Zurich Capital Trust Note,
  8.376%+ ..........................         350,000      6/01/2037            375,914
                                                                             ---------
                                                                             6,749,847
                                                                             ---------
Corporate 44.0%
Advanstar Commerce Inc. Sr.
  Note, 9.25%+ .....................         900,000      5/01/2008            837,000
Allbritton Communications Co.
  Series B Sr. Sub. Deb.,
  9.75% ............................         500,000     11/30/2007            505,000
American Lawyer Media Inc.
  Sr. Sub. Note Series B,
  9.75% ............................         500,000     12/15/2007            496,250
American Pacific Corp. Sr.
  Note, 9.25% ......................         550,000      3/01/2005            536,250
American Telecasting Inc. Sr.
  Note, 0.00% to 6/14/99,
  12.50% from 6/15/99
  to maturity ......................         372,349      6/15/2004             85,640
Ameristar Casinos Inc. Sr. Sub.
  Note, 10.50% .....................         750,000      8/01/2004            705,000
Ametek Inc. Sr. Note, 7.20% ........         500,000      7/15/2008            479,690
Archibald Candy Corp. Sr. Sec.
  Note, 10.25% .....................         750,000      7/01/2004            757,500
Aurora Foods Inc. Sr. Sub.
  Note, 8.75% ......................         250,000      7/01/2008            257,500
Auto Leasing Investment Trust
  1997-A4, 6.066%+ .................         200,000      8/14/1998            203,936
Ball Corp. Sr. Note, 7.75%+ ........       1,250,000      8/01/2006          1,293,750
Ball Corp. Sr. Sub. Note,
  8.25%+ ...........................         250,000      8/01/2008            258,125
Benedek Communications Corp.
  Sr. Sub. Note, 0.00% to
  5/14/2001, 13.25% from
  5/15/2001 to maturity ............       1,500,000      5/15/2006            997,500
British Gas Finance Inc.
  Note, 6.625% .....................         200,000      6/01/2018            192,698


---------------------------------------------------------------------------------------
                                          Principal       Maturity             Value
                                            Amount          Date              (Note 1)
---------------------------------------------------------------------------------------
California Infrastructure
  Development Series
  1997-A6, 6.38% ...................      $  225,000      9/25/2008          $ 231,750
California Infrastructure
  Development Series
  1997-A7, 6.42% ...................         250,000      9/25/2008            259,531
Call-Net Enterprises Inc. Sr.
  Note, 8.00% ......................         500,000      8/15/2008            465,000
Capstar Broadcasting Partners Sr.
  Note, 0.00% to 1/31/2002,
  12.75% from 2/1/2002
  to maturity ......................       1,000,000      2/01/2009            730,000
Cargill Inc. Sr. Note, 6.875%+ .....         200,000      5/01/2028            197,708
Cellnet Data Systems Inc. Sr.
  Note Series B, 0.00% to
  9/30/2002, 14.00% from
  10/1/2002 to maturity ............         750,000     10/01/2007            195,000
Cluett American Corp. Sr. Sub.
  Note, 10.125%+ ...................         250,000      5/15/2008            221,250
Columbia/HCA Healthcare Corp.
  Note, 8.12% ......................         325,000      8/04/2003            335,403
Columbia/HCA Healthcare Corp.
  Note, 7.69% ......................         175,000      6/15/2025            149,373
Columbia/HCA Healthcare Corp.
  Note, 7.75% ......................         400,000      7/15/2036            345,700
Drypers Corp. Series B Sr.
  Note, 10.25% .....................         500,000      6/15/2007            457,500
E. Spire Communications Sr.
  Note, 0.00% to 3/31/2001,
  12.75% from 4/1/2001
  to maturity ......................         400,000      4/01/2006            290,000
Econophone Inc. Sr. Note,
  13.50% ...........................       1,000,000      7/15/2007          1,000,000
Econophone Inc. Sr. Note,
  0.00% to 2/14/2003, 11.00%
  from 2/15/2003 to maturity .......         500,000      2/15/2008            242,500
Elgar Holdings Inc. Sr. Sub.
  Note, 9.875% .....................         500,000      2/01/2008            440,000
Elgin National Industries Inc.
  Sr. Note Series B, 11.00% ........         250,000     11/01/2007            246,250
Empire Gas Corp. Sr. Sec.
  Note, 7.00% to 7/14/99,
  12.875% from 7/15/99
  to maturity ......................       1,000,000      7/15/2004            775,000
Envirosource Inc. Note, 9.75% ......       1,500,000      6/15/2003          1,440,000
Envirosource Inc. Sr. Note
  Series B, 9.75% ..................         250,000      6/15/2003            207,500

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




---------------------------------------------------------------------------------------
                                        Principal       Maturity             Value
                                          Amount          Date             (Note 1)
---------------------------------------------------------------------------------------
Corporate (cont'd)
First Wave Marine Inc. Sr.
  Note, 11.00% ...................      $  250,000      2/01/2008          $ 238,750
French Fragrances Inc. Series B
  Sr. Note, 10.375% ..............         150,000      5/15/2007            150,750
Frontier Corp. Sr. Note, 9.125%            750,000      2/15/2006            660,000
GNI Group Inc. Sr. Note,
  10.875%+ .......................         300,000      7/15/2005            294,000
Golden Ocean Group Ltd. Sr.
  Note, 10.00% ...................       1,000,000      8/31/2001            330,000
Henry Co. Sr. Note, 10.00%+ ......         350,000      4/15/2008            326,375
ICG Holdings Inc. Sr. Note,
  0.00% to 9/14/2000, 13.50%
  from 9/15/2000 to maturity .....         350,000      9/15/2005            262,500
International Knife & Saw Inc.
  Sr. Sub. Note, 11.375% .........         600,000     11/15/2006            588,000
International Shipholding Corp.
  Sr. Note, 9.00% ................         250,000      7/01/2003            256,250
International Shipholding Corp.
  Sr. Note Series B, 7.75% .......         750,000     10/15/2007            701,250
Intertek Finance PLC Series B
  Sr. Sub. Note, 10.25% ..........       1,250,000     11/01/2006          1,137,500
J. Crew Group Inc. Sr. Deb.
  Note, 0.00% to 10/14/2002,
  13.125% from 10/15/2002 to
  maturity .......................         500,000     10/15/2008            180,000
J. Crew Operating Corp. Sr.
  Sub. Note, 10.375% .............         750,000     10/15/2007            562,500
J.B. Poindexter Inc. Sr. Note,
  12.50% .........................       1,000,000      5/15/2004            900,000
J.H. Heafner Inc. Sr. Note,
  10.00%+ ........................         250,000      5/15/2008            237,500
Johnstown America Industries
  Inc. Sr. Sub. Note, 11.75% .....         500,000      8/15/2005            519,375
K-III Communications Corp. Sr.
  Note, 8.50% ....................         750,000      2/01/2006            765,000
Kaiser Aluminum & Chemical
  Corp. Sub. Note, 12.75% ........         500,000      2/01/2003            455,000
Krystal Co. Sr. Note, 10.25% .....         250,000     10/01/2007            247,500
Loehmanns Inc. Sr. Note,
  11.875% ........................         500,000      5/15/2003            400,000
Loewen Group International Inc.
  Sr. Note, 7.60%+ ...............       1,000,000      6/01/2008            720,000
Microcell Telecommunications
  Inc. Sr. Note Series B,
  0.00% to 10/14/2002,
  11.125% from 10/15/2002
  to maturity ....................       1,250,000     10/15/2007            392,903


---------------------------------------------------------------------------------------
                                        Principal      Maturity              Value
                                          Amount         Date              (Note 1)
---------------------------------------------------------------------------------------
NE Restaurant Inc. Sr. Note,
  10.75%+ ........................      $  900,000      7/15/2008         $  850,500
Newpark Resources Inc.
  Sr. Sub. Note Series B,
  8.625% .........................         250,000     12/15/2007            243,750
News America Holdings Inc.
  Deb., 7.375% ...................         400,000     10/17/2008            414,632
North Atlantic Trading Inc.
  Sr. Note, 11.00% ...............       1,000,000      6/15/2004            945,000
Ocean Energy Inc. Series B
  Sr. Note, 7.625%+ ..............         250,000      7/01/2005            237,500
Ocean Energy Inc. Sr. Sub.
  Note, 8.375%+ ..................         750,000      7/01/2008            725,625
Orion Network Systems Inc.
  Sr. Note, 11.25% ...............       1,000,000      1/15/2007            930,000
Owens-Illinois Inc. Sr. Deb.,
  7.50% ..........................       1,000,000      5/15/2010          1,050,310
P&L Coal Holdings Corp. Sr.
  Note, 8.875%+ ..................         400,000      5/15/2008            406,000
Packaging Resources Inc. Sr.
  Sec. Note, 11.625% .............         750,000      5/01/2003            727,500
Pagemart Nationwide Inc. Sr.
  Note, 0.00% to 1/31/2000,
  15.00% from 2/1/2000
  to maturity ....................       1,325,000      2/01/2005          1,179,250
Pagemart Wireless Inc. Sr. Sub.
  Note, 0.00% to 1/31/2002,
  11.25% from 2/1/2003
  to maturity ....................         500,000      2/01/2008            237,500
Phase Metrics Inc. Sr. Note,
  10.75%+ ........................         500,000      2/01/2005            337,500
Pogo Producing Co. Sr. Sub.
  Note, 8.75% ....................         250,000      5/15/2007            238,750
Primus Telecommunications
  Group Sr. Note, 11.75%+ ........         500,000      8/01/2004            460,000
Quest Diagnostics Inc. Sr.
  Sub. Note, 10.75% ..............       1,000,000     12/15/2006          1,040,000
Railcar Leasing LLC Sr. Sec.
  Note, 6.75%+ ...................         167,628      7/15/2006            171,661
Rose Hills Co. Sr. Sub. Note,
  9.50% ..........................         250,000     11/15/2004            220,000
RSL Communications Ltd. Sr.
  Note, 12.25% ...................       1,000,000     11/15/2006          1,030,000
Service Corp. Note, 6.30% ........         350,000      3/15/2020            358,946
SFX Entertainment Inc. Sr. Note
  Series B, 9.125% ...............         500,000      2/01/2008            460,000
Simonds Industries Inc. Sr. Sub.
  Note, 10.25%+ ..................         500,000      7/01/2008            475,000

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
                                      Principal     Maturity         Value
                                        Amount        Date         (Note 1)
---------------------------------------------------------------------------
Corporate (cont'd)
Spanish Broadcasting Systems
  Inc. Sr. Note, 12.50% ........... $1,000,000     6/15/2002    $ 1,085,000
Startec Global Communications
  Sr. Note, 12.00%+ ...............    750,000     5/15/2008        472,500
Stena AB Sr. Note, 8.75% ..........    500,000     6/15/2007        462,500
Tekni Plex Inc. Series B Sr.
  Sub. Note, 11.25% ...............    500,000     4/01/2007        530,000
Tenet Healthcare Corp. Sr.
  Note, 7.625%+ ...................  1,250,000     6/01/2008      1,262,500
Tom's Foods Inc. Sr. Sec.
  Note, 10.50% ....................    500,000    11/01/2004        452,500
Transamerican Energy Corp.
  Sr. Sec. Note Series B,
  11.50% ..........................  1,250,000     6/15/2002        462,500
Transamerican Energy Corp.
  Sr. Sec. Note Series B,
  0.00% to 6/14/99,
  13.00% from 6/15/99
  to maturity .....................  1,000,000     6/15/2002        320,000
Transwestern Publishing
  Company LP Sr. Sub. Note,
  9.625% ..........................    250,000    11/15/2007        251,250
U.S.A. Mobile Communications
  Inc. Sr. Note, 9.50% ............    500,000     2/01/2004        375,000
Unilab Corp. Sr. Note, 11.00% .....    500,000     4/01/2006        500,000
Usinor Sacilor SA Note, 7.25%          650,000     8/01/2006        663,169
Viacom Inc. Sr. Note, 7.75% .......    750,000     6/01/2005        808,373
Viatel Inc. Sr. Note, 11.25% ......  1,000,000     4/15/2008        800,000
Viatel Inc. Sr. Note, 0.00% to
  4/14/2003, 12.50% from
  4/15/2003 to maturity+ ..........    500,000     4/15/2008        235,000
Westpoint Stevens Inc. Sr.
  Note, 7.875% ....................    500,000     6/15/2008        502,188
Winstar Equipment Corp. Sr.
  Sec. Exch. Note, 12.50% .........    625,000     3/15/2004        578,125
Wireless One Inc. Sr. Note,
  13.00% ..........................  1,000,000    10/15/2003        135,000
Wireless One Inc. Sr. Note,
  0.00% to 7/31/2001, 13.50%
  from 8/1/2001 to maturity .......    750,000     8/01/2006         60,000
Woodside Finance Ltd. Note,
  6.60%+ ..........................    300,000     4/15/2008        282,906
                                                               ------------
                                                                 49,138,392
                                                               ------------
Total Fixed Income Securities (Cost $113,329,897) ...........   107,768,426
                                                               ------------


---------------------------------------------------------------------------
                                                                    Value
                                                    Shares        (Note 1)
---------------------------------------------------------------------------
COMMON STOCKS & OTHER 2.2%
Ameriking Inc. Com.+* ......................          300     $    11,700
Ameriking Inc. Sr. Exch. Pfd.(diamond) .....       14,997         374,924
Cluett American Corp. Sr. Exch. Pfd.+
  (diamond) ................................        5,000         427,500
Econophone Inc. Wts.+* .....................          750           7,500
Golden Ocean Group Ltd. Wts.+* .............          250             750
Hollinger International, Inc. Cl. A, Com.* .       96,900       1,259,700
Ionica PLC Wts.+* ..........................        1,000             500
Loral Orion Network Systems Inc. Wts.* .....        1,000           9,000
North Atlantic Trading Inc. Sr. Pfd.
 (diamond) .................................       11,571         260,347
North Atlantic Trading Inc. Wts.+* .........           10              10
Primus Telecommunications Group Wts.* ......          500           3,500
RSL Communications Ltd. Wts.+* .............          500          46,000
Viatel Inc. Pfd.+(diamond)..................          748          44,857
Wireless One Inc. Wts.* ....................          750               8
                                                              -----------
Total Common Stocks & Other (Cost $2,474,195) ..............    2,446,296
                                                              -----------
SHORT-TERM INVESTMENTS 26.1%
State Street Navigator Securities Lending
  Prime Portfolio ..........................   29,154,641      29,154,641
                                                              -----------
Total Short-Term Investments (Cost $29,154,641).............   29,154,641
                                                              -----------

-------------------------------------------------------------------------------
                                  Principal    Maturity
                                   Amount        Date
-------------------------------------------------------------------------------
COMMERCIAL PAPER 9.2%
American Express Credit Corp.,
  5.35% ....................... $  293,000    11/02/1998          293,000
American Express Credit Corp.,
  5.35% .......................    135,000    11/02/1998          135,000
American Express Credit Corp.,
  5.13% .......................  3,205,000    11/09/1998        3,205,000
General Electric Capital Corp.,
  5.10% .......................  3,374,000    11/04/1998        3,374,000
Household Finance Corp.,
  5.50% .......................  3,205,000    11/03/1998        3,205,000
                                                             ------------
Total Commercial Paper (Cost $10,212,000) ...............      10,212,000
                                                             ------------
Total Investments (Cost $155,170,733)--134.0% ...........     149,581,363
Cash and Other Assets, Less Liabilities--(34.0%) ........     (37,945,598)
                                                             ------------
Net Assets--100.0% ......................................    $111,635,765
                                                             ============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
Federal Income Tax Information:
At October 31, 1998, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $155,178,626 was as follows:
Aggregate gross unrealized appreciation for all
   investments in which there is an excess of value
   over tax cost .......................................  $  2,584,123
Aggregate gross unrealized depreciation for all
   investments in which there is an excess of tax cost
   over value ..........................................    (8,181,386)
                                                          ------------
                                                          $ (5,597,263)
                                                          ============



--------------------------------------------------------------------------------
 * Nonincome-producing securities

 + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at October 31, 1998 were $13,781,695 and $12,825,525 (11.49% of net assets), respectively.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

(diamond) Payments of income may be made in cash or in the form of additional securities.


Forward currency exchange contracts outstanding at October 31, 1998 are as follows:

                                                                                      Unrealized
                                                                                     Appreciation     Delivery
                                                 Total Value      Contract Price    (Depreciation)      Date
---------------------------------------------------------------------------------------------------------------
Sell British pounds, Buy U.S. dollars .......  3,871,000  GBP       1.69865  GBP      $  123,485      1/22/99
Sell Canadian dollars, Buy U.S. dollars .....    609,169  CAD        .64842  CAD             166      1/22/99
Sell Deutsche marks, Buy U.S. dollars .......  5,221,000  DEM        .56465  DEM        (205,926)    11/13/98
Sell Deutsche marks, Buy U.S. dollars .......  2,150,000  DEM        .56453  DEM         (85,074)    11/13/98
Sell New Zealand dollars, Buy U.S. dollars ..    645,000  NZD        .50741  NZD         (14,407)    11/13/98
Sell New Zealand dollars, Buy U.S. dollars ..  1,885,000  NZD        .50100  NZD         (54,186)    11/13/98
Sell New Zealand dollars, Buy U.S. dollars ..    199,000  NZD        .50400  NZD          (5,123)    11/13/98
Sell New Zealand dollars, Buy U.S. dollars ..  4,455,000  NZD        .52640  NZD         (18,184)     1/22/99
Sell New Zealand dollars, Buy U.S. dollars ..  2,710,000  NZD        .52550  NZD         (13,501)     1/22/99
                                                                                      ----------
                                                                                      $ (272,750)
                                                                                      ==========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 1998 (Unaudited)


Assets
Investments, at value (Cost $155,170,733) (Note 1) ...................    $149,581,363
Cash .................................................................           1,533
Receivable for securities sold .......................................       4,839,573
Interest and dividends receivable ....................................       2,462,344
Receivable for fund shares sold ......................................         672,852
Receivable for open forward contracts ................................         123,651
Deferred organization costs and other assets (Note 1) ................          98,104
                                                                          ------------
                                                                           157,779,420
Liabilities
Payable for collateral received on securities loaned .................      29,154,641
Payable for securities purchased .....................................      15,614,885
Payable for open forward contracts ...................................         396,401
Dividends payable ....................................................         392,978
Payable for fund shares redeemed .....................................         241,808
Accrued management fee (Note 2) ......................................          70,420
Accrued distribution and service fees (Note 5) .......................          57,002
Accrued transfer agent and shareholder services
  (Note 2) ...........................................................          29,036
Accrued trustees' fees (Note 2) ......................................           7,701
Other accrued expenses ...............................................         178,783
                                                                          ------------
                                                                            46,143,655
                                                                          ------------
Net Assets                                                                $111,635,765
                                                                          ============
Net Assets consist of:
 Undistributed net investment income .................................    $    681,958
 Unrealized depreciation of investments ..............................      (5,589,370)
 Unrealized depreciation of forward contracts and
   foreign currency ..................................................        (262,672)
 Accumulated net realized gain .......................................         507,453
 Paid-in capital .....................................................     116,298,396
                                                                          ------------
                                                                          $111,635,765
                                                                          ============
Net Asset Value and redemption price per share of
  Class A shares ($42,591,335 [divided by] 6,215,862 shares) .........    $       6.85
                                                                          ============
Maximum offering Price per share of Class A shares
  ($6.85 [divided by] .955) ..........................................    $       7.17
                                                                          ============
Net Asset Value and offering price per share of
  Class B shares ($44,061,874 [divided by] 6,446,130 shares)*.........    $       6.84
                                                                          ============
Net Asset Value and offering price per share of
  Class C shares ($13,573,169 [divided by] 1,985,368 shares)*.........    $       6.84
                                                                          ============
Net Asset Value, offering price and redemption price per share of
  Class S shares ($11,409,387 [divided by] 1,664,988 shares) .........    $       6.85
                                                                          ============

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended October 31, 1998 (Unaudited)

Investment Income
Interest, net of foreign taxes of $25,032 (Note 1) .........   $ 4,617,508
Dividends ..................................................        92,328
                                                               -----------
                                                                 4,709,836
Expenses
Management fee (Note 2) ....................................       409,737
Custodian fee ..............................................       138,368
Service fee--Class A (Note 5) ..............................        53,736
Distribution and service fees--Class B (Note 5) ............       205,850
Distribution and service fees--Class C (Note 5) ............        66,700
Transfer agent and shareholder services (Note 2) ...........        61,640
Reports to shareholders ....................................        26,864
Legal fees .................................................        20,240
Audit fee ..................................................         9,752
Amortization of organization costs (Note 1) ................         8,190
Trustees' fees (Note 2) ....................................           920
                                                               -----------
                                                                 1,001,997
Expenses borne by the Distributor (Note 3) .................       (74,763)
                                                               -----------
                                                                   927,234
                                                               -----------
Net investment income ......................................     3,782,602
                                                               -----------
Realized and Unrealized Gain (Loss) on
  Investments, Foreign Currency
  and Forward Contracts
Net realized gain on investments (Notes 1 and 4) ...........       244,679
Net realized gain on forward contracts and foreign
  currency (Note 1) ........................................       270,357
                                                               -----------
  Total net realized gain ..................................       515,036
                                                               -----------
Net unrealized depreciation of investments .................    (6,141,290)
Net unrealized depreciation of forward contracts and
  foreign currency .........................................      (393,584)
                                                               -----------
  Total net unrealized depreciation ........................    (6,534,874)
                                                               -----------
Net loss on investments, foreign currency and
  forward contracts ........................................    (6,019,838)
                                                               -----------
Net decrease in net assets resulting from operations           $(2,237,236)
                                                               ===========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
October 31, 1998


                                                             Six months ended
                                            Year ended       October 31, 1998
                                          April 30, 1998       (Unaudited)
-----------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ................    $  6,679,112       $  3,782,602
Net realized gain on
  investments, foreign
  currency and forward
  contracts ..........................       3,167,777            515,036
Net unrealized appreciation
  (depreciation) of
  investments, foreign
  currency and forward
  contracts ..........................       1,289,060         (6,534,874)
                                          ------------       ------------
Net increase (decrease)
  resulting from operations ..........      11,135,949         (2,237,236)
                                          ------------       ------------
Dividends from net investment income:
 Class A .............................      (3,130,569)        (1,578,577)
 Class B .............................      (1,958,332)        (1,360,570)
 Class C .............................        (778,492)          (439,802)
 Class S .............................        (898,928)          (446,413)
                                          ------------       ------------
                                            (6,766,321)        (3,825,362)
                                          ------------       ------------
Distributions from net realized gains:
 Class A .............................        (648,291)          (495,957)
 Class B .............................        (436,211)          (460,362)
 Class C .............................        (179,325)          (158,030)
 Class S .............................        (176,107)          (136,996)
                                          ------------       ------------
                                            (1,439,934)        (1,251,345)
                                          ------------       ------------
Net increase from fund share
  transactions (Note 6) ..............      25,482,412         15,251,025
                                          ------------       ------------
Total increase in net assets .........      28,412,106          7,937,082

Net Assets
Beginning of period ..................      75,286,577        103,698,683
                                          ------------       ------------
End of period (including
  undistributed net
  investment income of
  $724,718 and $681,958,
  respectively) ......................    $103,698,683       $111,635,765
                                          ============       ============


--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 1998

Note 1

State Street Research Strategic Income Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1996. The Trust consists presently of three separate funds: State Street Research Strategic Income Fund, State Street Research Legacy Fund and State Street Research Galileo Fund.

The investment objective of the Fund is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securities; high yield, high risk debt securities (commonly known as "junk bonds"), as well as investment grade debt, of U.S. issuers; and international debt securities of governmental and private issuers.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered to certain employee retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"). No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


A. Investment Valuation

Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies

The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.


H. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


I. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At October 31, 1998, the value of the securities loaned and the value of collateral were $23,290,944 and $29,154,641, respectively. During the six months ended October 31, 1998, income from securities lending amount to $15,032 and is included in interest income.


Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 1998, the fees pursuant to such agreement amounted to $409,737.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 1998, the amount of such expenses was $35,184.

The fees of the Trustees not currently affiliated with the Adviser amounted to $920 during the six months ended October 31, 1998.


Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended October 31, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $74,763.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 4

For the six months ended October 31, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $98,004,190 and $86,093,393 (including $59,865,977 and $55,495,061 of U.S. Government securities), respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 1998, fees pursuant to such plan amounted to $53,736, $205,850 and $66,700 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned initial sales charges aggregating $23,332 and $107,815, respectively, on sales of Class A shares of the Fund during the six months ended October 31, 1998, and that MetLife Securities, Inc. earned commissions aggregating $193,654 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $51,218 and $1,263 on redemptions of Class B and Class C shares, respectively, during the same period.


Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 1998, Metropolitan owned 2,848,416 Class A shares and 1,323,999 Class S shares of the Fund.

Share transactions were as follows:



                                                                                                Six months ended
                                                               Year ended                       October 31, 1998
                                                             April 30, 1998                        (Unaudited)
                                                   ----------------------------------   -------------------------------
Class A                                                Shares             Amount            Shares            Amount
-----------------------------------------------------------------------------------------------------------------------
Shares sold ....................................       1,831,188      $  13,384,860          976,548       $  6,991,879
Issued upon reinvestment of:
 Dividends from net investment income ..........         113,717            832,229           80,100            567,770
 Distributions from net realized gains .........          84,556            616,483           64,049            461,788
Shares repurchased .............................      (1,501,194)       (10,988,056)        (548,507)        (3,912,721)
                                                      ----------      -------------         --------       ------------
Net increase ...................................         528,267      $   3,845,516          572,190       $  4,108,716
                                                      ==========      =============         ========       ============

Class B                                                Shares             Amount            Shares            Amount
-----------------------------------------------------------------------------------------------------------------------
Shares sold ....................................       3,029,126      $  22,080,859        1,880,149       $ 13,418,498
Issued upon reinvestment of:
 Dividends from net investment income ..........         132,474            967,752           93,644            660,996
 Distributions from net realized gains .........          45,675            332,565           53,236            382,767
Shares repurchased .............................        (879,529)        (6,410,034)        (701,553)        (5,047,781)
                                                      ----------      -------------        ---------       ------------
Net increase ...................................       2,327,746      $  16,971,142        1,325,476       $  9,414,480
                                                      ==========      =============        =========       ============

Class C                                                Shares             Amount            Shares            Amount
-----------------------------------------------------------------------------------------------------------------------
Shares sold ....................................         837,933      $   6,117,105          532,717       $  3,795,428
Issued upon reinvestment of:
 Dividends from net investment income ..........          19,637            143,668            9,422             65,597
 Distributions from net realized gains .........          20,990            152,814           18,812            135,254
Shares repurchased .............................        (286,313)        (2,097,991)        (386,958)        (2,782,775)
                                                      ----------      -------------        ---------       ------------
Net increase ...................................         592,247      $   4,315,596          173,993       $  1,213,504
                                                      ==========      =============        =========       ============

Class S                                                Shares             Amount            Shares            Amount
-----------------------------------------------------------------------------------------------------------------------
Shares sold ....................................          21,859      $     158,930           73,048       $    526,860
Issued upon reinvestment of:
 Dividends from net investment income ..........          20,699            151,403           11,716             83,077
 Distributions from net realized gains .........          24,029            175,173           18,908            136,325
Shares repurchased .............................         (18,351)          (135,348)         (32,083)          (231,937)
                                                      ----------      -------------        ---------       ------------
Net increase ...................................          48,236      $     350,158           71,589       $    514,325
                                                      ==========      =============        =========       ============

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:


                                                                                     Class A
                                                            ----------------------------------------------------------
                                                              August 30, 1996
                                                               (Commencement                         Six months ended
                                                             of Operations) to       Year ended      October 31, 1998
                                                             April 30, 1997(1)   April 30, 1998(1)    (Unaudited)(1)
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             7.00                7.06                7.33
                                                                    -----               -----               -----
 Net investment income ($)*                                          0.38                0.55                0.26
 Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                         0.01                0.38               (0.39)
                                                                    -----               -----               -----
Total from investment operations ($)                                 0.39                0.93               (0.13)
                                                                    -----               -----               -----
 Dividends from net investment income ($)                           (0.31)              (0.55)              (0.26)
 Distributions from net realized gains ($)                          (0.02)              (0.11)              (0.09)
                                                                    -----               -----               -----
Total distributions ($)                                             (0.33)              (0.66)              (0.35)
                                                                    -----               -----               -----
Net asset value, end of period ($)                                   7.06                7.33                6.85
                                                                    =====               =====               =====
Total return(2) (%)                                                  5.60(3)            13.70               (1.87)(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                          36,110              41,348              42,591
Ratio of operating expenses to average net assets (%)*               1.35(4)             1.35                1.35(4)
Ratio of net investment income to average net assets (%)*            7.30(4)             7.51                7.27(4)
Portfolio turnover rate (%)                                        110.37              179.82               81.51
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                          0.01                0.01                0.00



                                                                                     Class B
                                                            ---------------------------------------------------------
                                                              August 30, 1996
                                                               (Commencement                         Six months ended
                                                             of Operations) to       Year ended      October 31, 1998
                                                             April 30, 1997(1)   April 30, 1998(1)    (Unaudited)(1)
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             7.00                7.05                7.31
                                                                    -----               -----              ------
 Net investment income ($)*                                          0.31                0.49                0.23
 Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                         0.04                0.38               (0.37)
                                                                    -----               -----              ------
Total from investment operations ($)                                 0.35                0.87               (0.14)
                                                                    -----               -----              ------
 Dividends from net investment income ($)                           (0.28)              (0.50)              (0.24)
 Distributions from net realized gains ($)                          (0.02)              (0.11)              (0.09)
                                                                    -----               -----              ------
Total distributions ($)                                             (0.30)              (0.61)              (0.33)
                                                                    -----               -----              ------
Net asset value, end of period ($)                                   7.05                7.31                6.84
                                                                    =====               =====              ======
Total return(2) (%)                                                  4.96(3)            12.74               (2.10)(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                          19,678              37,432              44,062
Ratio of operating expenses to average net assets (%)*              2.10(4)              2.10                2.10(4)
Ratio of net investment income to average net assets (%)*           6.73(4)              6.77                6.52(4)
Portfolio turnover rate (%)                                        110.37              179.82               81.51
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                          0.01                0.01                0.00


                                                                                     Class C
                                                            ----------------------------------------------------------
                                                              August 30, 1996
                                                               (Commencement                         Six months ended
                                                             of Operations) to       Year ended      October 31, 1998
                                                             April 30, 1997(1)   April 30, 1998(1)    (Unaudited)(1)
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             7.00                7.05                7.31
                                                                    -----               -----               -----
 Net investment income ($)*                                          0.32                0.49                0.23
 Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                         0.03                0.38               (0.37)
                                                                    -----               -----               -----
Total from investment operations ($)                                 0.35                0.87               (0.14)
                                                                    -----               -----               -----
 Dividends from net investment income ($)                           (0.28)              (0.50)              (0.24)
 Distributions from net realized gains ($)                          (0.02)              (0.11)              (0.09)
                                                                    -----               -----               -----
Total distributions ($)                                             (0.30)              (0.61)              (0.33)
                                                                    -----               -----               -----
Net asset value, end of period ($)                                   7.05                7.31                6.84
                                                                    =====               =====               =====
Total return(2) (%)                                                  4.96(3)            12.74               (2.11)(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                           8,590              13,243              13,573
Ratio of operating expenses to average net assets (%)*               2.10(4)             2.10                2.10(4)
Ratio of net investment income to average net assets (%)*            6.67(4)             6.77                6.52(4)
Portfolio turnover rate (%)                                        110.37              179.82               81.51
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                          0.01                0.01                0.00



                                                                                     Class S
                                                            ---------------------------------------------------------
                                                              August 30, 1996
                                                               (Commencement                         Six months ended
                                                             of Operations) to       Year ended      October 31, 1998
                                                             April 30, 1997(1)   April 30, 1998(1)    (Unaudited)(1)
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             7.00                7.06                7.33
                                                                    -----               -----               -----
 Net investment income ($)*                                          0.39                0.57                0.27
 Net realized and unrealized gain (loss) on investments,
  foreign currency and forward contracts ($)                         0.02                0.38               (0.39)
                                                                    -----               -----               -----
Total from investment operations ($)                                 0.41                0.95               (0.12)
                                                                    -----               -----               -----
 Dividends from net investment income ($)                           (0.33)              (0.57)              (0.27)
 Distributions from net realized gains ($)                          (0.02)              (0.11)              (0.09)
                                                                    -----               -----               -----
Total distributions ($)                                             (0.35)              (0.68)              (0.36)
                                                                    -----               -----               -----
Net asset value, end of period ($)                                   7.06                7.33                6.85
                                                                    =====               =====               =====
Total return(2) (%)                                                  5.76(3)            13.99              (1.75)(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                          10,908              11,675              11,409
Ratio of operating expenses to average net assets (%)*               1.10(4)             1.10                1.10(4)
Ratio of net investment income to average net assets (%)*            7.51(4)             7.74                7.52(4)
Portfolio turnover rate (%)                                        110.37              179.82               81.51
*Reflects voluntary reduction of expenses per share of
 these amounts (Note 3) ($)                                          0.01                0.01                0.00

--------------------------------------------------------------------------------
(1) Per share figures have been calculated using the average shares method.

(2) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.

(3) Not annualized.

(4) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES
TRUST
--------------------------------------------------------------------------------

Fund Information


State Street Research
Strategic Income Fund
One Financial Center
Boston, MA 02111


Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111


Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111


Shareholder Services
State Street Research
Service Center
P.0. Box 8408
Boston, MA 02266-8408
1-800-562-0032


Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer


Peter C. Bennett
Vice President


Thomas J. Dillman
Vice President


Bartlett R. Geer
Vice President


John H. Kallis
Vice President


Kim M. Peters
Vice President


Thomas A. Shively
Vice President


James M. Weiss
Vice President


Elizabeth McCombs Westvold
Vice President


Kennard Woodworth, Jr.
Vice President


Gerard P. Maus
Treasurer


Joseph W. Canavan
Assistant Treasurer


Douglas A. Romich
Assistant Treasurer


Francis J. McNamara, III
Secretary and General Counsel


Darman A. Wing
Assistant Secretary and
Assistant General Counsel


Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Former Senior Vice President
for Finance and Operations and
Treasurer, The Pennsylvania
State University


Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.


Edward M. Lamont
Formerly in banking
(with an affiliate of
J.P. Morgan & Co. in New York);
presently engaged in private
investments and civic affairs


Robert A. Lawrence
Former Partner, Saltonstall & Co.


Dean O. Morton
Former Executive Vice President,
Chief Operating Officer
and Director, Hewlett-Packard Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.


Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

State Street Research Strategic Income Fund
One Financial Center
Boston, MA 02111


                                                             -------------
                                                               Bulk Rate
                                                             U.S. Postage
                                                                 PAID
                                                              Permit #20
                                                             Holliston, MA
                                                                 01746
                                                             -------------


Questions? Comments?
Call us at 1-800-562-0032
     [hearing impaired 1-800-676-7876]
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-Mail us at:
     info@ssrfunds.com
Internet site:
     www.ssrfunds.com

[STATE STREET LOGO] State Street Research

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Strategic Income Fund prospectus. When used after December 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.






CONTROL NUMBER:  (exp1299)SSR-LD                                    SI-520E-1298

                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                                  GALILEO FUND
                        --------------------------------

                                SEMIANNUAL REPORT

                                October 31, 1998

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------


                              INVESTMENT UPDATE
                              About the Fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

-------------------

   [DALBAR LOGO]

-------------------

  For Excellence
        in                                        STATE STREET RESEARCH FUNDS
Shareholder Service

STATE STREET RESEARCH GALILEO FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE  ECONOMY
o The economy continued positive during the past six months. Personal income rose, and unemployment remained at a low 4.5%. Inflation remained in check at 1.5%.

o Consumer confidence has trended downward, and the savings rate has fallen to zero, both indications that the U.S. economy is likely to slow in the months ahead.

o The Federal Reserve Board cut short-term interest rates by one-quarter per cent late in September, then surprised most investors with another one-quarter per cent cut in October.

THE MARKETS
o After sliding nearly 1500 points late in the summer, the Dow Jones Industrial Average bounced back strongly on the heels of the Fed's back-to-back interest rate cuts.

o The bond market produced mixed results. High-quality U.S. Treasury bonds were strong performers. The yield on the benchmark 30-year Treasury fell, then pushed back up over 5.0% at the quarter's end. Investors sold high-yield bonds on fears of an economic slowdown.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended October 31, 1998, Galileo Fund Class A shares lost 5.85% [does not reflect sales charge](2). That was slightly better than the average growth fund, which lost 6.78%, according to Lipper Analytical Services. The Fund underperformed the Russell 1000 Index, which returned -1.82% for the same period.

o The Fund trailed its benchmark because it did not have the same emphasis on the very largest domestic companies, which were the best performing sector of the stock market during the period.

o The Fund was helped by its investment in retail stocks and also by underweighting tobacco and food and beverage company stocks. An emphasis on semiconductor, property and casualty insurers and pharmaceutical manufacturers hurt performance.

CURRENT STRATEGY
o The Fund relies on in-depth fundamental research by the investment manager's large number of research analysts.

o We believe that stock selection is the key to long-term performance, through both good and bad markets.

     October 31, 1998

--------------------------------------------------------------------------------
PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 1998, except where noted)
--------------------------------------------------------------------------------

AGGREGATE TOTAL RETURN FOR PERIOD
ENDED 9/30/98
(at maximum applicable sales charge)(3)(4)(5)
--------------------------------------------------------------------------------
                          LIFE OF FUND
                         (since 3/11/98)
---------------------------------------------------------------
Class A                     -14.80%
---------------------------------------------------------------
Class B                     -15.74%
---------------------------------------------------------------
Class C                     -12.09%
---------------------------------------------------------------
Class S                     -10.68%
---------------------------------------------------------------
AGGREGATE TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
---------------------------------------------------------------
                          LIFE OF FUND
                         (since 3/11/98)
---------------------------------------------------------------
Class A                     - 6.60%
---------------------------------------------------------------
Class B                     - 7.49%
---------------------------------------------------------------
Class C                     - 3.59%
---------------------------------------------------------------
Class S                     - 1.99%
---------------------------------------------------------------

TOP 10 HOLDINGS
(by percentage of net assets)

 1 MCI WORLDCOM  Telecommunication services                  2.2%
 2 QWEST COMMUNICATIONS Telecommunications                   2.1%
 3 STAR BANC  Full service banking                           2.0%
 4 WARNER-LAMBERT  Pharmaceuticals, consumer products        1.8%
 5 CVS  Drug retailing                                       1.7%
 6 SMITHKLINE BEECHAM  Pharmaceuticals                       1.7%
 7 RITE AID  Discount drug stores                            1.6%
 8 LUCENT TECHNOLOGIES  Telecommunications                   1.6%
 9 DAYTON HUDSON  Retail department stores                   1.5%
10 TYCO INTERNATIONAL  Diversified manufacturer              1.5%

These securities represent an aggregate of 17.7% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

DRUGS AND BIOTECHNOLOGY                                      9.1%
TELECOMMUNICATIONS                                           7.7%
BANKS AND S&LS                                               6.2%
RETAIL                                                       6.0%
MISCELLANEOUS FINANCIAL                                      5.7%

Total: 34.7%

Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) -6.06% for Class B shares; -6.16% for Class C shares; -5.65% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.

(5)  Aggregate returns; not annualized.

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
October 31, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------
                                                                                    VALUE
                                                                       SHARES      (NOTE 1)
-----------------------------------------------------------------------------------------------
COMMON STOCKS 92.0%
AUTOMOBILES & TRANSPORTATION 2.4%
AIR TRANSPORT 0.3%
America West Holdings Corp. Cl. B* ................................       6,600    $    101,475
                                                                                   ------------
MISCELLANEOUS TRANSPORTATION 1.3%
Harley-Davidson, Inc. .............................................      11,900         461,125
                                                                                   ------------
TRUCKERS 0.8%
CNF Transportation, Inc. ..........................................       9,600         290,400
                                                                                   ------------
Total Autos & Transportation ..................................................         853,000
                                                                                   ------------
CONSUMER DISCRETIONARY 10.8%
CASINOS/GAMBLING, HOTEL/MOTEL 0.6%
Mirage Resorts, Inc. ..............................................      13,200         223,575
                                                                                   ------------
COMMERCIAL SERVICES 1.1%
Cendant Corp. .....................................................      19,700         225,319
Cintas Corp. ......................................................       3,200         171,200
                                                                                   ------------
                                                                                        396,519
COMMUNICATIONS, MEDIA & ENTERTAINMENT 1.0%
Chancellor Media Corp. ............................................       8,800         337,700
                                                                                   ------------
CONSUMER SERVICES 0.8%
Apollo Group, Inc. Cl. A* .........................................       9,205         295,711
                                                                                   ------------
PRINTING & PUBLISHING 0.6%
News Corp. Ltd. ADR ...............................................       8,200         223,963
                                                                                   ------------
RESTAURANTS 0.5%
CKE Restaurants, Inc.* ............................................       6,800         178,925
                                                                                   ------------
RETAIL 6.0%
Dayton Hudson Corp. ...............................................      12,400         525,450
Family Dollar Stores, Inc. ........................................       9,100         164,938
Fred Meyer Inc.* ..................................................       9,100         485,144
Jones Apparel Group, Inc. .........................................       7,300         125,925
Office Depot, Inc.* ...............................................       7,400         185,000
Saks, Inc.* .......................................................      11,200         254,800
Wal-Mart Stores, Inc. .............................................       5,600         386,400
                                                                                   ------------
                                                                                      2,127,656
                                                                                   ------------
Total Consumer Discretionary ..................................................       3,784,048
                                                                                   ------------
CONSUMER STAPLES 7.9%
BEVERAGES 0.8%
Coca-Cola Enterprises, Inc. .......................................       7,900         284,894
                                                                                   ------------
DRUG & GROCERY STORE CHAINS 4.1%
CVS Corp. .........................................................      13,300         607,644
Rite Aid Corp. ....................................................      14,500         575,469
Safeway, Inc. .....................................................       5,700         272,531
                                                                                   ------------
                                                                                      1,455,644
                                                                                   ------------
FOODS 0.6%
H.J. Heinz Co. ....................................................       3,600         209,250
                                                                                   ------------
HOUSEHOLD PRODUCTS 1.1%
Procter & Gamble Co. ..............................................       4,500         399,938
                                                                                   ------------
TOBACCO 1.2%
Philip Morris Companies, Inc. .....................................       8,400         429,450
                                                                                   ------------
Total Consumer Staples ........................................................       2,779,175
                                                                                   ------------
FINANCIAL SERVICES 17.5%
BANKS & SAVINGS & LOANS 6.2%
BankAmerica Corp. .................................................       6,760         388,278
Chase Manhattan Corp. .............................................       3,800         215,888
Mellon Bank Corp. .................................................       6,050         363,756
Star Banc Corp. ...................................................       9,500         718,438
U.S. Bancorp ......................................................      13,500         492,750
                                                                                   ------------
                                                                                      2,179,109
                                                                                   ------------
INSURANCE 5.6%
Ace Ltd. ..........................................................       8,800         298,100
Exel Ltd. Cl. A ...................................................       2,753         210,432
Hartford Financial Services Group, Inc. ...........................       8,200         435,625
Mutual Risk Management Ltd. .......................................       6,200         209,638
Saint Paul Companies, Inc. ........................................       8,200         271,625
Travelers Property Casualty Corp. Cl. A ...........................       7,900         242,431
UNUM Corp. ........................................................       7,000         311,063
                                                                                   ------------
                                                                                      1,978,914
                                                                                   ------------
MISCELLANEOUS FINANCIAL 5.7%
AMBAC, Inc. .......................................................       4,600         267,663
Capital One Financial Corp. .......................................       2,800         284,900
Citigroup, Inc. ...................................................       9,700         456,506
Federal National Mortgage Association .............................       4,750         336,359
Merrill Lynch & Company, Inc. .....................................       5,400         319,950
Providian Financial Corp. .........................................       4,300         341,313
                                                                                   ------------
                                                                                      2,006,691
                                                                                   ------------
Total Financial Services ......................................................       6,164,713
                                                                                   ------------
HEALTH CARE 12.1%
DRUGS & BIOTECHNOLOGY 9.1%
Abbott Laboratories ...............................................       1,300          61,019
American Home Products Corp. ......................................       6,200         302,250
Baxter International, Inc. ........................................       4,100         245,744
Bristol-Myers Squibb Co. ..........................................       2,900         320,631
Johnson & Johnson .................................................       3,900         317,850
Pfizer, Inc. ......................................................       3,600         386,325
Schering-Plough, Corp. ............................................       3,320         341,545
SmithKline Beecham PLC ............................................       9,300         592,875
Warner-Lambert Co. ................................................       8,100         634,838
                                                                                   ------------
                                                                                      3,203,076
                                                                                   ------------
HEALTH CARE FACILITIES 0.9%
Health Management Associates Cl. A* ...............................       8,100         144,281
Tenet Healthcare Corp. ............................................       6,200         173,213
                                                                                   ------------
                                                                                        317,494
                                                                                   ------------
HEALTH CARE SERVICES 0.9%
Quorum Health Group, Inc.* ........................................      22,800         330,600
HOSPITAL SUPPLY 1.2%
Boston Scientific Corp.* ..........................................       3,800         206,863
Guidant Corp. .....................................................       2,800         214,200
                                                                                   ------------
                                                                                        421,063
                                                                                   ------------
Total Health Care .............................................................       4,272,233
                                                                                   ------------
INTEGRATED OILS 2.4%
OIL: INTEGRATED DOMESTIC 1.2%
Amerada Hess Corp. ................................................       3,900         215,475
Unocal Corp. ......................................................       5,800         196,838
                                                                                   ------------
                                                                                        412,313
                                                                                   ------------
OIL: INTEGRATED INTERNATIONAL 1.2%
Mobil Corp. .......................................................       2,800         211,925
Total SA Cl. B ADR ................................................       3,700         216,450
                                                                                   ------------
                                                                                        428,375
                                                                                   ------------
Total Integrated Oils .........................................................         840,688
                                                                                   ------------
MATERIALS & PROCESSING 3.6%
CHEMICALS 0.5%
Cytec Industries, Inc. ............................................       7,700         184,800
                                                                                   ------------
NON-FERROUS METALS 1.0%
Aluminum Co. of America ...........................................       4,300         340,775
                                                                                   ------------
PAPER & FOREST PRODUCTS 1.3%
Fort James Corp. ..................................................      11,200         451,500
                                                                                   ------------
STEEL 0.8%
Harsco Corp. ......................................................       8,500         278,375
                                                                                   ------------
Total Materials & Processing ..................................................       1,255,450
                                                                                   ------------
OTHER 5.2%
MULTI-SECTOR 5.2%
General Electric Co. ..............................................       5,800         507,500
Raytheon Co. Cl. B* ...............................................       5,300         307,731
Teleflex, Inc. ....................................................       5,300         205,044
Trinity Industries, Inc. ..........................................       8,300         308,138
Tyco International Ltd. ...........................................       8,300         514,081
                                                                                   ------------
                                                                                      1,842,494
                                                                                   ------------
Total Other ...................................................................       1,842,494
                                                                                   ------------
OTHER ENERGY 3.8%
GAS PIPELINES 0.5%
Williams Companies, Inc. ..........................................       6,500         178,344
                                                                                   ------------
OIL AND GAS PRODUCERS 1.4%
Burlington Resources, Inc. ........................................       6,050         249,184
Vastar Resources, Inc. ............................................       5,300         253,406
                                                                                   ------------
                                                                                        502,591
                                                                                   ------------
OIL WELL EQUIPMENT & SERVICES 1.9%
Halliburton Co. ...................................................       7,100         255,156
Ultramar Diamond Shamrock Co. .....................................       6,900         185,869
Valero Refining & Marketing Corp. .................................       9,100         227,500
                                                                                   ------------
                                                                                        668,525
                                                                                   ------------
Total Other Energy ............................................................       1,349,459
                                                                                   ------------
PRODUCER DURABLES 3.8%
ELECTRICAL EQUIPMENT & COMPONENTS 0.5%
Philips Electronics NV ............................................       3,500         192,063
                                                                                   ------------
INDUSTRIAL PRODUCTS 1.1%
Honeywell, Inc. ...................................................       4,700         375,413
                                                                                   ------------
MISCELLANEOUS EQUIPMENT 1.0%
Danaher Corp. .....................................................       8,400         335,475
                                                                                   ------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 1.2%
Xerox Corp. .......................................................       4,400         426,250
                                                                                   ------------
Total Producer Durables .......................................................       1,329,200
                                                                                   ------------
TECHNOLOGY 12.4%
COMMUNICATIONS TECHNOLOGY 2.8%
Ascend Communications, Inc.* ......................................       9,300         448,725
Lucent Technologies, Inc. .........................................       6,900         553,294
                                                                                   ------------
                                                                                      1,002,019
                                                                                   ------------
COMPUTER SOFTWARE 1.8%
Checkpoint Software Technologies Ltd.* ............................      11,900         270,725
i2 Technologies, Inc.* ............................................      20,200         376,225
                                                                                   ------------
                                                                                        646,950
                                                                                   ------------
COMPUTER TECHNOLOGY 4.8%
Cisco Systems, Inc.* ..............................................       7,800         491,400
EMC Corp.* ........................................................       3,500         225,313
Gateway 2000, Inc.* ...............................................       8,300         463,244
International Business Machines Corp. .............................       1,600         237,500
Sun Microsystems, Inc.* ...........................................       4,900         285,425
                                                                                   ------------
                                                                                      1,702,881
                                                                                   ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 2.8%
Analog Devices Inc.* ..............................................      13,400         266,325
Intel Corp.* ......................................................       5,300         472,694
Texas Instruments Inc. ............................................       4,000         255,750
                                                                                   ------------
                                                                                        994,769
                                                                                   ------------
Total Technology ..............................................................       4,346,619
                                                                                   ------------
UTILITIES 10.2%
ELECTRICAL 2.0%
DPL, Inc. .........................................................       7,500         142,031
Idacorp Inc. ......................................................       4,200         131,250
OGE Energy Corp. ..................................................       5,100         135,469
Sierra Pacific Resources ..........................................       3,800         138,463
Unicom Corp. ......................................................       3,800         143,213
                                                                                   ------------
                                                                                        690,425
                                                                                   ------------
GAS DISTRIBUTION 0.5%
Questar Corp. .....................................................       8,500         167,344
                                                                                   ------------
TELECOMMUNICATIONS 7.7%
AirTouch Communications, Inc.* ....................................       7,700         431,200
Colt Telecom Group PLC ADR ........................................       9,100         467,513
MCI Worldcom Inc.* ................................................      13,900         767,975
Qwest Communications International, Inc.                                 19,226         752,217
Sprint Corp. ......................................................       4,000         307,000
                                                                                   ------------
                                                                                      2,725,905
                                                                                   ------------
Total Utilities ...............................................................       3,583,674
                                                                                   ------------
Total Common Stocks (Cost $32,330,397) ........................................      32,400,752
                                                                                   ------------

                                                         PRINCIPAL            MATURITY
                                                           AMOUNT               DATE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 6.5%
American Express Credit Corp., 5.13% ................      $  432,000          11/04/1998               432,000
American Express Credit Corp., 5.40% ................         854,000          11/04/1998               854,000
Ford Motor Credit Co., 5.40% ........................       1,000,000          11/06/1998             1,000,000
                                                                                                ---------------
Total Commercial Paper (Cost $2,286,000) ................................................             2,286,000
                                                                                                ---------------
Total Investments (Cost $34,616,397) - 98.5% ............................................            34,686,752
Cash and Other Assets, Less Liabilities - 1.5% ..........................................               536,569
                                                                                                ---------------
Net Assets - 100.0% .....................................................................       $    35,223,321
                                                                                                ===============

---------------------------------------------------------------------------------------------------------------
Federal Income Tax Information:

At October 31, 1998, the net unrealized appreciation of investments based on cost for
  Federal income tax purposes of $34,617,054 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess
  of value over tax cost ................................................................       $     2,405,590
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value ................................................................            (2,335,892)
                                                                                                ---------------
                                                                                                $        69,698
                                                                                                ===============

---------------------------------------------------------------------------------------------------------------
*Non-income-producing securities.
 ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
October 31, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $34,616,397) (Note 1) .............    $34,686,752
Cash ..........................................................         28,797
Receivable for securities sold ................................        468,422
Receivable for fund shares sold ...............................         46,417
Receivable from Distributor (Note 3) ..........................         25,777
Dividends and interest receivable .............................         24,087
Deferred organizational costs and other assets (Note 1)                 81,929
                                                                   -----------
                                                                    35,362,181
LIABILITIES
Payable for securities purchased ..............................         28,750
Payable for fund shares redeemed ..............................         21,177
Accrued management fee (Note 2) ...............................         18,089
Accrued distribution and service fees (Note 5) ................         16,737
Accrued trustees' fees (Note 2) ...............................         14,375
Accrued transfer agent and shareholder services (Note 2) ......          1,892
Other accrued expenses ........................................         37,840
                                                                   -----------
                                                                       138,860
                                                                   -----------
NET ASSETS                                                         $35,223,321
                                                                   ===========
Net Assets consist of:
  Unrealized appreciation of investments ......................    $    70,355
  Accumulated net realized loss ...............................     (1,615,010)
  Paid-in capital .............................................     36,767,976
                                                                   -----------
                                                                   $35,223,321
                                                                   ===========
Net Asset Value and redemption price per share of
  Class A shares ($12,558,163 / 1,344,100 shares) .............          $9.34
                                                                         =====
Maximum Offering Price per share of Class A shares
  ($9.34 / .955) ..............................................          $9.78
                                                                         =====
Net Asset Value and offering price per share of
  Class B shares ($16,110,807 / 1,733,264 shares)* ............          $9.30
                                                                         =====
Net Asset Value and offering price per share of
  Class C shares ($1,955,302 / 210,310 shares)* ...............          $9.30
                                                                         =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($4,599,049 / 491,397 shares) ...............................          $9.36
                                                                         =====

------------------------------------------------------------------------------
*Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
For the six months ended October 31, 1998 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $2,285 ...............      $   155,727
Interest ................................................           42,943
                                                               -----------
                                                                   198,670
EXPENSES
Management fee (Note 2) .................................           97,123
Custodian fee ...........................................           80,999
Registration fees .......................................           34,656
Reports to shareholders .................................           17,784
Audit fee ...............................................           15,870
Transfer agent and shareholder services (Note 2) ........           14,993
Amortization of organization costs (Note 1) .............           10,929
Trustees' fees (Note 2) .................................            9,611
Service fee-Class A (Note 5) ............................           13,481
Distribution and service fees-Class B (Note 5) ..........           63,247
Distribution and service fees-Class C (Note 5) ..........            8,868
Legal fees ..............................................            2,750
Miscellaneous ...........................................            1,400
                                                               -----------
                                                                   371,711
Expenses borne by the Distributor (Note 3) ..............         (136,695)
                                                               -----------
                                                                   235,016
                                                               -----------
Net investment loss .....................................          (36,346)
                                                               -----------
Net realized loss on investments (Notes 1 and 4) ........       (1,612,851)
Net unrealized depreciation of investments ..............         (216,002)
                                                               -----------
Net loss on investments .................................       (1,828,853)
                                                               -----------
Net decrease in net assets resulting from operations ....      $(1,865,199)
                                                               ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                 MARCH 11, 1998
                                                                (COMMENCEMENT OF          SIX MONTHS ENDED
                                                                 OPERATIONS) TO           OCTOBER 31, 1998
                                                                 APRIL 30, 1998              (UNAUDITED)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss) ........................           $     7,199                $   (36,346)
Net realized loss on investments ....................                (2,159)                (1,612,851)
Net unrealized appreciation
  (depreciation) of investments .....................               286,357                   (216,002)
                                                                -----------                -----------
Net increase (decrease) resulting
  from operations....................................               291,397                 (1,865,199)
                                                                -----------                -----------
Net increase from fund share
  transactions (Note 6)..............................            16,806,946                 19,990,177
                                                                -----------                -----------
Total increase in net assets                                     17,098,343                 18,124,978
NET ASSETS
Beginning of period .................................                  --                   17,098,343
                                                                -----------                -----------
End of period (including undistributed net investment
  income of $9,454 and $0, respectively) ............           $17,098,343                $35,223,321
                                                                ===========                ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
------------------------------------------------------------------------------
October 31, 1998

NOTE 1

State Street Research Galileo Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in March, 1988. The Trust presently consists of three separate funds: State Street Research Galileo Fund, State Street Research Legacy Fund and State Street Research Strategic Income Fund.

The Fund seeks to provide long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of total assets in stocks and convertible securities of companies in the Russell 1000 Index and of other U.S. and foreign companies of comparable size.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subjet to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended October 31, 1998, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 1998, the fees pursuant to such agreement amounted to $97,123.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 1998, the amount of such expenses was $4,160.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,611 during the six months ended October 31, 1998.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended October 31, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $136,695.

NOTE 4

For the six months ended October 31, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $44,483,138 and $25,105,220, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 1998, fees pursuant to such plan amounted to $13,481, $63,247 and $8,868 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $16,269 and $95,091, respectively, on sales of Class A shares of the Fund during the six months ended October 31, 1998, and that MetLife Securities, Inc. earned commissions aggregating $279,783 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $12,021 and $410 on redemptions of Class B and Class C shares, respectively, during the period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 1998, Metropolitan owned 52,356 shares of each of Class A, Class B and Class C and 471,204 Class S shares of the Fund and the Adviser owned one share of each of Class A, Class B, Class C and Class S of the Fund.

Share transactions were as follows:

                                               MARCH 11, 1998
                                              (COMMENCEMENT OF                 SIX MONTHS ENDED
                                               OPERATIONS) TO                  OCTOBER 31, 1998
                                               APRIL 30, 1998                    (UNAUDITED)
                                        -----------------------------  --------------------------------
CLASS A                                    SHARES         AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..........................      622,025       $6,115,137         969,570       $ 9,321,848
Shares repurchased ...................       (3,867)         (38,335)       (243,628)       (2,213,570)
                                            -------       ----------         -------       -----------
Net increase .........................      618,158       $6,076,802         725,942       $ 7,108,278
                                            =======       ==========         =======       ===========

CLASS B                                    SHARES         AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..........................      555,377       $5,459,591       1,309,674       $12,611,212
Shares repurchased ...................      (36,142)        (355,963)        (95,645)         (861,607)
                                            -------       ----------         -------       -----------
Net increase .........................      519,235       $5,103,628       1,214,029       $11,749,605
                                            =======       ==========         =======       ===========

CLASS C                                    SHARES         AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..........................      107,096       $1,038,510         125,870       $ 1,225,935
Shares repurchased ...................           --               --         (22,656)         (205,498)
                                            -------       ----------         -------       -----------
Net increase .........................      107,096       $1,038,510         103,214       $ 1,020,437
                                            =======       ==========         =======       ===========

CLASS S                                    SHARES         AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..........................      480,088       $4,588,006          11,824        $  116,784
Shares repurchased ...................       --             --                  (515)           (4,927)
                                            -------       ----------         -------       -----------
Net increase .........................      480,088       $4,588,006          11,309        $  111,857
                                            =======       ==========         =======       ===========

STATE STREET RESEARCH GALILEO FUND

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                                      CLASS A                              CLASS B
                                                       -------------------------------------  ---------------------------------
                                                         MARCH 11, 1998                        MARCH 11, 1998
                                                        (COMMENCEMENT OF   SIX MONTHS ENDED   (COMMENCEMENT OF   SIX MONTHS ENDED
                                                         OPERATIONS) TO    OCTOBER 31, 1998    OPERATIONS) TO    OCTOBER 31, 1998
                                                        APRIL 30, 1998(1)   (UNAUDITED)(1)    APRIL 30, 1998(1)   (UNAUDITED)(1)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                       9.55              9.92               9.55                9.90
                                                             ------            ------             ------              ------
  Net investment income (loss)($)*                             0.01              0.00              (0.00)              (0.03)

  Net realized and unrealized gain (loss)
    on investments ($)                                         0.36             (0.58)              0.35               (0.57)
                                                             ------            ------             ------              ------
TOTAL FROM INVESTMENT OPERATIONS ($)                           0.37             (0.58)              0.35               (0.60)
                                                             ------            ------             ------              ------
NET ASSET VALUE, END OF PERIOD ($)                             9.92              9.34               9.90                9.30
                                                             ======            ======             ======              ======
Total return(2)(%)                                             3.87(3)          (5.85)(3)           3.66(3)            (6.06)(3)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                     6,132            12,558              5,142              16,111

Ratio of operating expenses to
  average net assets (%)*                                      1.25(4)           1.25(4)            2.00(4)             2.00(4)

Ratio of net investment income (loss)
  to average net assets(%)*                                    0.45(4)           0.08(4)           (0.31)(4)           (0.68)(4)

Portfolio turnover rate(%)                                    13.04             97.41              13.04               97.41

*Reflects voluntary reduction of expenses per
  share of these amounts(Note 3) ($)                           0.03              0.04               0.03                0.04


                                                                      CLASS C                              CLASS S
                                                       -------------------------------------  -------------------------------------
                                                         MARCH 11, 1998                        MARCH 11, 1998
                                                        (COMMENCEMENT OF   SIX MONTHS ENDED   (COMMENCEMENT OF   SIX MONTHS ENDED
                                                         OPERATIONS) TO    OCTOBER 31, 1998    OPERATIONS) TO    OCTOBER 31, 1998
                                                        APRIL 30, 1998(1)   (UNAUDITED)(1)    APRIL 30, 1998(1)   (UNAUDITED)(1)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                       9.55              9.91                9.55               9.92
                                                             ------            ------              ------             ------
  Net investment income (loss)($)*                            (0.00)            (0.03)               0.02               0.02

  Net realized and unrealized gain
    (loss) on investments($)                                   0.36             (0.58)               0.35              (0.58)
                                                             ------            ------              ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                           0.36             (0.61)               0.37              (0.56)
                                                             ------            ------              ------             ------
NET ASSET VALUE, END OF PERIOD ($)                             9.91              9.30                9.92               9.36
                                                             ======            ======              ======             ======
Total return(2)(%)                                             3.77(3)          (6.16)(3)            3.87(3)           (5.65)(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                     1,061             1,955               4,763              4,599
Ratio of operating expenses to
  average net assets (%)*                                      2.00(4)           2.00(4)             1.00(4)            1.00(4)
Ratio of net investment income
  (loss) to average net assets (%)*                           (0.13)(4)         (0.67)(4)            0.98(4)            0.35(4)
Portfolio turnover rate (%)                                   13.04             97.41               13.04              97.41
*Reflects voluntary reduction of expenses
   per share of these amounts (Note 3) ($)                     0.04              0.04                0.06               0.04
-----------------------------------------------------------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.
(2) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.

STATE STREET RESEARCH GALILEO FUND

---------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES TRUST
---------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
GALILEO FUND                               Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                STEVE A. GARBAN
One Financial Center                       THOMAS J. DILLMAN                      Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
DISTRIBUTOR                                BARTLETT R. GEER                       State University
State Street Research                      Vice President
Investment Services, Inc.                                                         MALCOLM T. HOPKINS
One Financial Center                       JOHN H. KALLIS                         Former Vice Chairman of the
Boston, MA 02111                           Vice President                         Board and Chief Financial
                                                                                  Officer, St. Regis Corp.
SHAREHOLDER SERVICES                       KIM M. PETERS
State Street Research                      Vice President                         EDWARD M. LAMONT
Service Center                                                                    Formerly in banking
P.O. Box 8408                              THOMAS A. SHIVELY                      (with an affiliate of
Boston, MA 02266-8408                      Vice President                         J.P. Morgan & Co. in New York);
1-800-562-0032                                                                    presently engaged in private
                                           JAMES M. WEISS                         investments and civic affairs
CUSTODIAN                                  Vice President
State Street Bank and                                                             ROBERT A. LAWRENCE
Trust Company                              ELIZABETH MCCOMBS WESTVOLD             Former Partner, Saltonstall & Co.
225 Franklin Street                        Vice President
Boston, MA 02110                                                                  DEAN O. MORTON
                                           KENNARD WOODWORTH, JR.                 Former Executive Vice
LEGAL COUNSEL                              Vice President                         President,  Chief Operating
Goodwin, Procter & Hoar LLP                                                       Officer and Director,
Exchange Place                             GERARD P. MAUS                         Hewlett-Packard Company
Boston, MA 02109                           Treasurer
                                                                                  TOBY ROSENBLATT
                                           JOSEPH W. CANAVAN                      President,
                                           Assistant Treasurer                    The Glen Ellen Company
                                                                                  Vice President,
                                           DOUGLAS A. ROMICH                      Founders Investments Ltd.
                                           Assistant Treasurer
                                                                                  MICHAEL S. SCOTT MORTON
                                           FRANCIS J. MCNAMARA, III               Jay W. Forrester Professor of
                                           Secretary and General Counsel          Management, Sloan School of
                                                                                  Management, Massachusetts
                                           DARMAN A. WING                         Institute of Technology
                                           Assistant Secretary and
                                           Assistant General Counsel

                                           AMY L. SIMMONS
                                           Assistant Secretary

STATE STREET RESEARCH GALILEO FUND                        -------------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                             U.S. Postage
                                                                 PAID
                                                              Permit #20
                                                          Holliston, MA 01746
                                                          -------------------
QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
         [hearing-impaired 1-800-676-7876]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

EMAIL us at:
     info@ssrfunds.com
INTERNET site:
     www.ssrfunds.com

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Galileo Fund: prospectus. When used after December 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.



CONTROL NUMBER: (exp1299)SSR-LD                                     GA-357F-1298

                              STATE STREET RESEARCH

             -----------------------------------------------------
                                   LEGACY FUND
             -----------------------------------------------------


             SEMIANNUAL REPORT

             October 31, 1998

             --------------------------------
                     WHAT'S INSIDE
             --------------------------------


             Investment Update

             About the Fund,
             economy and markets


             Fund Information

             Facts and figures


             Plus, Complete Portfolio Holdings
             and Financial Statements


[DALBAR LOGO]


   For Excellence
        in
Shareholder Service                                  STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH LEGACY FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

[bullet] The economy continued positive during the past six months. Personal income rose, and unemployment remained at a low 4.5%. Inflation remained in check at 1.5%.
[bullet] Consumer confidence has trended downward, and the savings rate has fallen to zero, both indications that the U.S. economy is likely to slow in the months ahead.
[bullet] The Federal Reserve Board cut short-term interest rates by one-quarter per cent late in September, then surprised most investors with another one- quarter per cent cut in October.


The Markets

[bullet] After sliding nearly 1500 points late in the summer, the Dow Jones Industrial Average bounced back strongly on the heels of the Fed's back-to-back interest rate cuts.
[bullet] The bond market produced mixed results. High-quality U.S. Treasury bonds were strong performers. The yield on the benchmark 30-year Treasury fell, then pushed back up over 5.0% at the quarter's end. Investors sold high-yield bonds on fears of an economic slowdown.


THE FUND

Over the Past Six Months

[bullet] For the six months ended October 31, 1998, Legacy Fund Class A shares lost 1.46% (does not reflect sales charge).(2) During a turbulent period in the market, the Fund held up much better than the average growth fund, which lost 6.78%, according to Lipper Analytical Services. The Fund underperformed the S&P 500 Index, which returned -0.40% for the same period.(1)
[bullet] The Fund's investment in traditional defensive sectors with good earnings potential--such as consumer staples, retail drug and grocery chains, and health care--helped performance.
[bullet] Investments in capital equipment and financial stocks detracted from performance as fear of recession took its toll on these sectors.


Current Strategy

[bullet] The Fund has 95% of its assets invested in growth companies across a variety of industry sectors.
[bullet] We believe the Fund's investments will weather a slower economy. [bullet] We manage the Fund to keep turnover low and to minimize realized capital gains for shareholders.

October 31, 1998


(1)The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2)-1.89% for Class B shares; -1.81% for Class C shares; -1.37% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred, sales charge, where applicable.

(4)Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.

(5)Aggregate returns; not annualized.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 1998, except where noted)
--------------------------------------------------------------------------------

Aggregate Total Return for
period ended 9/30/98
(at maximum applicable sales charge)(3,4,5)

=================================
               Life of Fund
             (since 12/31/97)
---------------------------------
Class A           2.18%
---------------------------------
Class B           1.50%
---------------------------------
Class C           5.50%
---------------------------------
Class S           7.30%
=================================

Aggregate Total Return
(at maximum applicable sales charge)(3,4,5)

=================================
               Life of Fund
             (since 12/31/97)
---------------------------------
Class A            9.73%
---------------------------------
Class B            9.20%
---------------------------------
Class C           13.20%
---------------------------------
Class S           15.20%
=================================


Top 10 Holdings
(by percentage of net assets)

(1) General Electric Diversified manufacturer                  4.6%

(2)  Total Oil company                                          4.5%

(3)  Banc One Bank holding company                              4.0%

(4)  Johnson & Johnson Medical products                         3.9%

(5)  Procter & Gamble Cosmetics & toiletries                    3.8%

(6)  BankAmerica Money center banks                             3.6%

(7)  Bristol-Myers Squibb Pharmaceuticals                       3.5%

(8)  CVS Drug retailing                                         3.4%

(9)  Xerox Office automation & equipment                        3.3%

(10) IBM Computer systems                                       3.1%

These securities represent an aggregate of 37.7% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Top 5 Industries
(by percentage of net assets)

[BAR CHART]

Retail Trade             10.7%

Drug                      8.4%

Bank                      7.7%

Computer
Software &                7.3%
Service

Office
Equipment                 6.4%

Total: 40.5%

STATE STREET RESEARCH LEGACY FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
October 31, 1998 (Unaudited)




-----------------------------------------------------------------------
                                                               Value
                                                  Shares      (Note 1)
-----------------------------------------------------------------------
COMMON STOCKS 97.9%

Basic Industries 10.4%
Chemical 3.1%
E.I. Du Pont De Nemours & Co. .................   48,400    $ 2,783,000
                                                            -----------
Electrical Equipment 4.6%
General Electric Co. ..........................   47,400      4,147,500
                                                            -----------
Machinery 2.7%
Tyco International Ltd. .......................   39,200      2,427,950
                                                            -----------
Total Basic Industries ........................               9,358,450
                                                            -----------
Consumer Cyclical 18.4%
Automotive 3.1%
Danaher Corp. .................................   68,900      2,751,694
                                                            -----------
Recreation 4.6%
MediaOne Group Inc.* ..........................   54,300      2,297,569
News Corp. Ltd. ADR ...........................   68,100      1,859,981
                                                            -----------
                                                              4,157,550
                                                            -----------
Retail Trade 10.7%
CVS Corp. .....................................   66,800      3,051,925
Dayton Hudson Corp. ...........................   47,000      1,991,625
Home Depot Inc. ...............................   50,100      2,179,350
Kroger Co.* ...................................   43,400      2,408,700
                                                            -----------
                                                              9,631,600
                                                            -----------
Total Consumer Cyclical .......................              16,540,844
                                                            -----------
Consumer Staple 25.2%
Business Service 3.1%
Apollo Group Inc. Cl. A* ......................   30,300        973,388
Interpublic Group of Companies, Inc. ..........   30,300      1,772,550
                                                            -----------
                                                              2,745,938
                                                            -----------
Drug 8.4%
Bristol-Myers Squibb Co. ......................   28,700      3,173,143
Pfizer Inc. ...................................   21,500      2,307,219
Warner-Lambert Co. ............................   26,200      2,053,425
                                                            -----------
                                                              7,533,787
                                                            -----------
Food & Beverage 2.5%
Coca-Cola Co. .................................   33,400      2,258,675
                                                            -----------
Hospital Supply 5.9%
Johnson & Johnson .............................   43,500      3,545,250
Medtronic Inc. ................................   27,200      1,768,000
                                                            -----------
                                                              5,313,250
                                                            -----------

-----------------------------------------------------------------------
                                                               Value
                                                  Shares      (Note 1)
-----------------------------------------------------------------------
Personal Care 5.3%
Gillette Co. ..................................   29,500    $ 1,325,656
Procter & Gamble Co. ..........................   38,800      3,448,350
                                                            -----------
                                                              4,774,006
                                                            -----------
Total Consumer Staple .........................              22,625,656
                                                            -----------
Energy 4.5%
Oil 4.5%
Total SA Cl. B ADR ............................   68,500      4,007,250
                                                            -----------
Total Energy ..................................               4,007,250
                                                            -----------
Finance 15.1%
Bank 7.7%
Bank One Corp. ................................   74,200      3,626,525
BankAmerica Corp. .............................   57,037      3,276,063
                                                            -----------
                                                              6,902,588
                                                            -----------
Financial Service 2.9%
American Express Co. ..........................   29,900      2,642,413
                                                            -----------
Insurance 4.5%
Ace Ltd. ......................................   58,300      1,974,912
UNUM Corp. ....................................   46,000      2,044,125
                                                            -----------
                                                              4,019,037
                                                            -----------
Total Finance .................................              13,564,038
                                                            -----------
Science & Technology 18.6%
Aerospace 1.6%
Boeing Co. ....................................   39,200      1,470,000
                                                            -----------
Computer Software & Service 7.3%
Cisco Systems Inc.* ...........................   42,250      2,661,750
i2 Technologies Inc.* .........................   27,900        519,638
J.D. Edwards & Co.* ...........................   23,500        769,625
Microsoft Corp.* ..............................   24,700      2,615,112
                                                            -----------
                                                              6,566,125
                                                            -----------
Electronic Components 1.1%
Analog Devices Inc.* ..........................   49,700        987,788
                                                            -----------
Electronic Equipment 2.2%
Lucent Technologies Inc. ......................   24,400      1,956,575
                                                            -----------
Office Equipment 6.4%
International Business Machines Corp. .........   18,900      2,805,469
Xerox Corp. ...................................   30,300      2,935,312
                                                            -----------
                                                              5,740,781
                                                            -----------
Total Science & Technology ....................              16,721,269
                                                            -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH LEGACY FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
                                                               Value
                                                  Shares      (Note 1)
-----------------------------------------------------------------------
Utility 2.7%
Telephone 2.7%
AirTouch Communications Inc.* .................   44,100    $ 2,469,600
                                                            -----------
Total Utility .................................               2,469,600
                                                            -----------
Other 3.0%
Multi-Sector Companies 3.0%
Standard & Poor's Depositary Receipt ..........   24,200      2,663,512
                                                            -----------
Total Other ...................................               2,663,512
                                                            -----------
Total Common Stocks (Cost $86,779,829) ........              87,950,619
                                                            -----------


-----------------------------------------------------------------------
                                Principal     Maturity
                                  Amount        Date
-----------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 1.7%
Household Finance Corp.,
  5.50% .....................   $1,470,000    11/04/1998      1,470,000
                                                            -----------
Total Short-Term Obligations (Cost $1,470,000) ..........     1,470,000
                                                            -----------
Total Investments (Cost $88,249,829)--99.6% .............    89,420,619
Cash and Other Assets, Less Liabilities--0.4% ...........       388,001
                                                            -----------
Net Assets--100.0% ......................................   $89,808,620
                                                            ===========


Federal Income Tax Information:

At October 31, 1998, the net unrealized
 appreciation of investments based on cost
 for Federal income tax purposes of
 $88,249,829 was as follows:
Aggregate gross unrealized appreciation
  for all investments in which there is an
  excess of value over tax cost ........                    $ 5,540,864
Aggregate gross unrealized depreciation
  for all investments in which there is an
  excess of tax cost over value ........                    (4,370,074)
                                                           ------------
                                                           $  1,170,790
                                                           ============

--------------------------------------------------------------------------------
*Nonincome-producing securities

 ADR stands for American Depository Receipt, representing ownership of foreign securities.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 1998 (Unaudited)

Assets
Investments, at value (Cost $88,249,829) (Note 1) ...............    $89,420,619
Cash ............................................................            539
Receivable for fund shares sold .................................        513,655
Dividends and interest receivable ...............................         44,151
Receivable from Distributor (Note 3) ............................          3,619
Deferred organization costs and other assets (Note 1) ..........          85,701
                                                                     -----------
                                                                      90,068,284
Liabilities
Payable for fund shares redeemed ................................         58,172
Accrued distribution and service fees (Note 5) ..................         52,926
Accrued management fee (Note 2) .................................         46,452
Accrued transfer agent and shareholder services
  (Note 2) ......................................................         20,600
Accrued trustees' fees (Note 2) .................................         16,340
Other accrued expenses ..........................................         65,174
                                                                     -----------
                                                                         259,664
                                                                     -----------
Net Assets                                                           $89,808,620
                                                                     ===========
Net Assets consist of:
 Unrealized appreciation of investments .........................    $ 1,170,790
 Accumulated net realized loss ..................................       (364,700)
 Paid-in capital ................................................     89,002,530
                                                                     -----------
                                                                     $89,808,620
                                                                     ===========
Net Asset Value and redemption price per share of
  Class A shares ($25,166,982 [divided by] 2,189,808 shares) ....         $11.49
                                                                          ======
Maximum Offering Price per share of Class A shares
  ($11.49 [divided by] .955) ....................................         $12.03
                                                                          ======
Net Asset Value and offering price per share of Class
  B shares ($48,816,890 [divided by] 4,273,623 shares)* .........         $11.42
                                                                          ======
Net Asset Value and offering price per share of Class
  C shares ($11,652,410 [divided by] 1,019,955 shares)* .........         $11.42
                                                                          ======
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($4,172,338 [divided by] 362,123 shares) ......................         $11.52
                                                                          ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH LEGACY FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended October 31, 1998 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $350 ..................   $   323,221
Interest .................................................        99,790
                                                             -----------
                                                                 423,011
Expenses
Management fee (Note 2) ..................................       231,449
Custodian fee ............................................        56,085
Transfer agent and shareholder services (Note 2) .........        29,820
Service fee--Class A (Note 5) ............................        25,212
Distribution and service fees--Class B (Note 5) ..........       189,386
Distribution and service fees--Class C (Note 5) ..........        44,854
Reports to shareholders ..................................        15,092
Amortization of organization costs (Note 1) ..............        15,070
Registration fees ........................................        14,365
Audit fee ................................................        13,421
Trustees' fees (Note 2) ..................................         9,472
Legal fees ...............................................         2,986
Miscellaneous ............................................         1,536
                                                             -----------
                                                                 648,748
Expenses borne by the Distributor (Note 3) ...............       (33,220)
                                                             -----------
                                                                 615,528
                                                             -----------
Net investment loss ......................................      (192,517)
                                                             -----------

Realized and Unrealized Loss on Investments
Net realized loss on investments (Notes 1 and 4) .........      (422,150)
Net unrealized depreciation of investments ...............    (1,391,239)
                                                             -----------
Net loss on investments ..................................    (1,813,389)
                                                             -----------
Net decrease in net assets resulting from operations         $(2,005,906)
                                                             ===========

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          December 31, 1997
                                          (Commencement of     Six months ended
                                           Operations) to      October 31, 1998
                                           April 30, 1998        (Unaudited)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss ..................      $   (16,273)         $  (192,517)
Net realized gain (loss) on
  investments ........................           68,845             (422,150)
Net unrealized appreciation
  (depreciation) of
  investments ........................        2,562,029           (1,391,239)
                                            -----------          -----------
Net increase (decrease)
  resulting from operations ..........        2,614,601           (2,005,906)
                                            -----------          -----------
Net increase from fund share
  transactions (Note 7) ..............       38,160,723           51,039,202
                                            -----------          -----------
Total increase in net assets .........       40,775,324           49,033,296

Net Assets
Beginning of period ..................               --           40,775,324
                                            -----------          -----------
End of period ........................      $40,775,324          $89,808,620
                                            ===========          ===========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH LEGACY FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 1998

Note 1

State Street Research Legacy Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in December, 1997. The Trust presently consists of three separate funds: State Street Research Legacy Fund, State Street Research Galileo Fund and State Street Research Strategic Income Fund.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests at least 65% of total assets in stocks and convertible securities of mid- and large-size companies. The Fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


A. Investment Valuation

Values for listed securities represent final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.


B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.


C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.


D. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.


E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.


F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.


G. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


H. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended October 31, 1998, there were no loaned securities.


Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays

STATE STREET RESEARCH LEGACY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

all salaries, rent and certain other expenses of management. During the six months ended October 31, 1998, the fees pursuant to such agreement amounted to $231,449.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 1998, the amount of such expenses was $17,646.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,472 during the six months ended October 31, 1998.


Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended October 31, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $33,220.


Note 4

For the six months ended October 31, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $60,639,339 and $10,024,275, respectively.


Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 1998, fees pursuant to such plan amounted to $25,212, $189,386 and $44,854 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $37,778 and $122,804, respectively, on sales of Class A shares of the Fund during the six months ended October 31, 1998, and that MetLife Securities, Inc. earned commissions aggregating $391,040 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $27,459 on redemptions of Class B shares during the same period.


Note 6

The Trustees declared a distribution of capital gains to shareholders of record on December 18, 1998, payable on December 21, 1998. The distribution was comprised of approximately $.01 per share from short-term capital gains.


Note 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 1998, the Adviser owned one share of each of Class A, Class B, Class C and Class S and Metropolitan owned 50,000 shares of each of Class A, Class B, Class C and 350,000 Class S shares of the Fund.

Share transactions were as follows:


                                       December 31, 1997                    Six months ended
                                (Commencement of Operations) to             October 31, 1998
                                         April 30, 1998                       (Unaudited)
                                -------------------------------        ----------------------------
Class A                            Shares             Amount             Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ................      1,060,271        $11,720,798         1,465,245       $ 17,005,559
Shares repurchased .........        (32,822)          (360,909)         (302,886)        (3,290,889)
                                  ---------        -----------         ---------       ------------
Net increase ...............      1,027,449        $11,359,889         1,162,359       $ 13,714,670
                                  =========        ===========         =========       ============

Class B                            Shares             Amount             Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ................      1,699,460        $18,706,942         2,831,708       $ 33,116,551
Shares repurchased .........         (7,377)           (83,326)         (250,168)        (2,728,286)
                                  ---------        -----------         ---------       ------------
Net increase ...............      1,692,083        $18,623,616         2,581,540       $ 30,388,265
                                  =========        ===========         =========       ============

Class C                            Shares             Amount             Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ................        428,033        $ 4,641,277           660,089       $  7,568,796
Shares repurchased .........           (234)            (2,653)          (67,933)          (735,115)
                                  ---------        -----------         ---------       ------------
Net increase ...............        427,799        $ 4,638,624           592,156       $  6,833,681
                                  =========        ===========         =========       ============

Class S                            Shares             Amount             Shares           Amount
---------------------------------------------------------------------------------------------------
Shares sold ................        353,464        $ 3,538,594             8,938       $    105,699
Shares repurchased .........             --                 --              (279)            (3,113)
                                  ---------        -----------         ---------       ------------
Net increase ...............        353,464        $ 3,538,594             8,659       $    102,586
                                  =========        ===========         =========       ============

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:



                                                                                  Class A
                                                                   --------------------------------------
                                                                    December 31, 1997
                                                                     (Commencement of   Six months ended
                                                                      Operations) to    October 31, 1998
                                                                    April 30, 1998(1)    (Unaudited)(1)
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                   10.00               11.66
                                                                           -----               -----
 Net investment income (loss) ($)*                                          0.00               (0.00)
 Net realized and unrealized gain (loss) on investments ($)                 1.66               (0.17)
                                                                           -----               -----
Total from investment operations ($)                                        1.66               (0.17)
                                                                           -----               -----
Net asset value, end of period ($)                                         11.66               11.49
                                                                           =====               =====
Total return(2) (%)                                                        16.60(3)            (1.46)(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                 11,984              25,167
Ratio of operating expenses to average net assets (%)*                      1.25(4)             1.25(4)
Ratio of net investment income (loss) to average net assets (%)*            0.01(4)            (0.06)(4)
Portfolio turnover rate (%)                                                 6.44               15.40
*Reflects voluntary reduction of expenses per share
of these amounts (Note 3) ($)                                               0.04                0.01



                                                                                  Class B
                                                                   -------------------------------------
                                                                    December 31, 1997
                                                                     (Commencement of   Six months ended
                                                                      Operations) to    October 31, 1998
                                                                    April 30, 1998(1)    (Unaudited)(1)
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                   10.00               11.64
                                                                           -----               -----
 Net investment income (loss) ($)*                                         (0.03)              (0.05)
 Net realized and unrealized gain (loss) on investments ($)                 1.67               (0.17)
                                                                           -----               -----
Total from investment operations ($)                                        1.64               (0.22)
                                                                           -----               -----
Net asset value, end of period ($)                                         11.64               11.42
                                                                           =====               =====
Total return(2) (%)                                                        16.40(3)            (1.89)(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                 19,688              48,817
Ratio of operating expenses to average net assets (%)*                      2.00(4)             2.00(4)
Ratio of net investment income (loss) to average net assets (%)*           (0.76)(4)           (0.82)(4)
Portfolio turnover rate (%)                                                 6.44               15.40
*Reflects voluntary reduction of expenses per share
of these amounts (Note 3) ($)                                               0.04                0.01


                                                                                  Class C
                                                                   --------------------------------------
                                                                    December 31, 1997
                                                                     (Commencement of   Six months ended
                                                                      Operations) to    October 31, 1998
                                                                    April 30, 1998(1)    (Unaudited)(1)
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                   10.00               11.63
                                                                           -----               -----
 Net investment income (loss) ($)*                                         (0.03)              (0.05)
 Net realized and unrealized gain (loss) on investments ($)                 1.66               (0.16)
                                                                           -----               -----
Total from investment operations ($)                                        1.63               (0.21)
                                                                           -----               -----
Net asset value, end of period ($)                                         11.63               11.42
                                                                           =====               =====
Total return(2) (%)                                                        16.30(3)            (1.81)(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                  4,977              11,652
Ratio of operating expenses to average net assets (%)*                      2.00(4)             2.00(4)
Ratio of net investment income (loss) to average net assets (%)*           (0.69)(4)           (0.82)(4)
Portfolio turnover rate (%)                                                 6.44               15.40
*Reflects voluntary reduction of expenses per share
of these amounts (Note 3) ($)                                               0.04                0.01

                                                                                  Class S
                                                                   -------------------------------------
                                                                    December 31, 1997
                                                                     (Commencement of   Six months ended
                                                                      Operations) to    October 31, 1998
                                                                    April 30, 1998(1)    (Unaudited)(1)
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                   10.00               11.68
                                                                          ------              ------
 Net investment income (loss) ($)*                                          0.03                0.02
 Net realized and unrealized gain (loss) on investments ($)                 1.65               (0.18)
                                                                          ------              ------
Total from investment operations ($)                                        1.68               (0.16)
                                                                          ------              ------
Net asset value, end of period ($)                                         11.68               11.52
                                                                          ======              ======
Total return(2) (%)                                                        16.80(3)            (1.37)(3)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                  4,127               4,172
Ratio of operating expenses to average net assets (%)*                      1.00(4)             1.00(4)
Ratio of net investment income (loss) to average net assets (%)*            0.60(4)             0.26(4)
Portfolio turnover rate (%)                                                 6.44               15.40
*Reflects voluntary reduction of expenses per share
of these amounts (Note 3) ($)                                               0.09                0.01

--------------------------------------------------------------------------------

(1) Per share figures have been calculated using the average shares method.

(2) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.

(3) Not annualized

(4) Annualized

STATE STREET RESEARCH LEGACY FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES
TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Legacy Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02110


Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Thomas J. Dillman
Vice President

Bartlett R. Geer
Vice President

John H. Kallis
Vice President

Kim M. Peters
Vice President

Thomas A. Shively
Vice President

James M. Weiss
Vice President

Elizabeth McCombs Westvold
Vice President

Kennard Woodworth, Jr.
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary


Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Former Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(with an affiliate of
J.P. Morgan & Co.
in New York); presently
engaged in private
investments and civic affairs

Robert A. Lawrence
Former Partner, Saltonstall & Co.

Dean O. Morton
Former Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

State Street Research Legacy Fund                             ------------------
One Financial Center                                              Bulk Rate
Boston, MA 02111                                                 U.S. Postage
                                                                    PAID
                                                                 Permit #20
                                                                Holliston, MA
                                                                   01746
                                                              ------------------






Questions? Comments?
Call us at 1-800-562-0032, or
     [hearing-impaired 1-800-676-7876]
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-mail us at:
     info@ssrfunds.com
Internet site:
     www.ssrfunds.com


[STATE STREE RESEARCH LOGO] STATE STREET RESEARCH


This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Legacy Fund prospectus. When used after December 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER:  (exp1299)SSR-LD                                    LF-356F-1298